INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2019
INCOME TAXES
Summary of components of deferred tax assets

Significant components of the Company’s deferred tax assets were as follows (in thousands):

	January 31,
Deferred tax assets:	2019	2018
Net operating loss carryforwards	$18,769	$14,314
Stock-based compensation expense	1,163	831
Tax credit carryforwards	1,022	735
Other	160	377
Total deferred tax assets	21,114	16,257
Less: valuation allowance	(21,114)	(16,257)
Net deferred tax assets	$—	$—

Schedule of reconciliation of income taxes at the federal statutory rate to the actual income tax provision

A reconciliation of income taxes provided at the federal statutory rate (21% in 2019) to the actual income tax provision was as follows (in thousands):

	Year ended
	January 31,
	2019	2018
Income tax benefit computed at U.S. statutory rate	$(3,624)	$(5,477)
State income tax (net of federal benefit)	(1,478)	(1,150)
Change in federal rate from 34% to 21%	—	7,662
Change in valuation allowance	4,857	(1,039)
Research and development credits	(158)	(129)
Other	405	135
Provision for income taxes	$2	$2